PROFESSIONAL FEES (Details) - USD ($)	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
PROFESSIONAL FEES
Consulting Fees	$ 1,402,176	$ 561,724
Management Fee Expense	354,145	127,500
Legal, accounting and others	1,318,991	68,919
Total, Professional fees	$ 3,075,312	$ 758,143